Retirement Benefits (Weighted Average Actuarial Assumptions Used To Determine Benefit Obligations For The Plans) (Details)	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.15%	4.35%
Non U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.14%	4.11%
Future compensation increase rate	2.57%	2.58%
Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.65%	3.80%